Evergreen U.S. Government Money Market Fund: Annual Report as of January 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS’ REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for the Evergreen U.S. Government Money Market Fund, which covers the 12-month period ended January 31, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. If these troubles were not enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and terror attacks weighed heavily on everyone’s minds. Many investors chose to flee the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels, as measured by CDs, savings accounts and money market funds, rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

LETTER TO SHAREHOLDERS continued

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and money flowed back into treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002, requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs are now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

LETTER TO SHAREHOLDERS continued

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of January 31, 2003

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 6/26/2001
	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001

Average Annual Return**

1 year with sales charge	N/A	-4.77%	-1.76%	N/A	N/A	N/A

1 year w/o sales charge	1.01%	0.23%	0.23%	0.54%	0.99%	1.14%

Since portfolio inception	1.46%	1.84%	0.04%	1.02%	1.40%	1.62%

Maximum sales charge	N/A	5.00%	1.00%	N/A	N/A	N/A
		CDSC	Front End
			1.00%
			CDSC

7-day annualized yield	0.51%	0.10%	0.10%	0.10%	0.49%	0.64%

30-day annualized yield	0.53%	0.10%	0.10%	0.10%	0.51%	0.66%

12-month income dividends per share	$0.010	$0.002	$0.002	$0.005	$0.010	$0.011

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Adjusted for maximum applicable sales charge, unless noted.

PORTFOLIO COMPOSITION
(based on 1/31/2003 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is currently reimbursing a portion of the distribution fees for Classes A, B, C and S1. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.60% for Classes S and S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

TOTAL NET ASSETS: $4,413,678,064
AVERAGE MATURITY: 39 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS A
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01

Distributions to shareholders from
Net investment income	-0.01	-0.01

Net asset value, end of period	$1.00	$1.00
Total return	1.01%	1.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,979,856	$3,774,155
Ratios to average net assets
Expenses[2]	0.88%	0.88%[3]
Net investment income	1.00%	1.57%[3]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS B
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01

Distributions to shareholders from
Net investment income	-0[2]	-0.01

Net asset value, end of period	$1.00	$1.00
Total return[3]	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$538	$64
Ratios to average net assets
Expenses[4]	1.54%	1.75%[5]
Net investment income	0.15%	0.63%[5]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   Represents an amount less than $0.005 per share.

3.   Excluding applicable sales charges

4.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS C
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0[2]	0.01

Distributions to shareholders from
Net investment income	-0[2]	-0.01

Net asset value, end of period	$1.00	$1.00
Total return[3]	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,451	$29
Ratios to average net assets
Expenses[4]	1.48%	1.77%[5]
Net investment income	0.12%	0.63%[5]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   Represents an amount less than $0.005 per share.

3.   Excluding applicable sales charges

4.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS S
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01

Distributions to shareholders from
Net investment income	-0.01	-0.01

Net asset value, end of period	$1.00	$1.00
Total return	0.54%	1.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1
Ratios to average net assets
Expenses[2]	1.39%	1.38%[3]
Net investment income	0.59%	1.15%[3]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS S1
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01

Distributions to shareholders from
Net investment income	-0.01	-0.01

Net asset value, end of period	$1.00	$1.00
Total return	0.99%	1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$431,731	$390,392
Ratios to average net assets
Expenses[2]	0.90%	0.90%[3]
Net investment income	0.97%	1.56%[3]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS I
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01

Distributions to shareholders from
Net investment income	-0.01	-0.01

Net asset value, end of period	$1.00	$1.00
Total return	1.14%	1.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$102	$3
Ratios to average net assets
Expenses[2]	0.73%	0.68%[3]
Net investment income	0.79%	1.69%[3]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2003

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 62.5%
FHLB:
0.00%, 2/26/2003 (n)	$231,786,000	$ 231,608,875
0.00%, 3/21/2003 (n)	34,455,000	34,401,288
1.55%, 2/10/2004	90,000,000	90,000,000
2.50%, 4/15/2003	90,000,000	90,000,000
2.55%, 4/25/2003	22,000,000	21,997,891
3.00%, 4/23/2003	14,525,000	14,525,000
FRN:
1.23%, 2/3/2003	75,000,000	75,000,000
1.24%, 2/14/2003	165,000,000	164,998,561
1.24%, 2/15/2003	250,000,000	249,930,960
1.25%, 2/14/2003	180,000,000	179,988,600
1.48%, 2/4/2003	50,000,000	49,997,067
FHLMC:
0.00%, 2/25/2003 (n)	50,000,000	49,963,333
1.52%, 4/21/2003	150,000,000	150,000,000
1.52%, 2/10/2004	140,000,000	140,000,000
FNMA:
0.00%, 2/10/2003 (n)	200,000,000	199,952,555
0.00%, 3/13/2003 (n)	50,000,000	49,936,667
FRN:
1.19%, 2/3/2003	211,701,215	211,402,456
1.44%, 2/4/2003	113,975,000	113,975,000
IBRD:
5.63%, 3/17/2003	29,500,000	29,600,809
6.63%, 2/18/2003	23,000,000	23,039,282
SLMA:
0.00%, 2/14/2003 (n)	150,000,000	149,945,000
1.53%, 4/24/2003	350,000,000	350,222,928
MTN, 2.42%, 2/28/2003	90,000,000	90,000,000
Total U.S. Government & Agency Obligations		2,760,486,272
REPURCHASE AGREEMENTS* 37.4%
Deutsche Bank, Average rate of 1.27%, dated 1/27/2003, maturing 2/3/2003, maturity value $560,138,600 (1) **	560,000,000	560,000,000
Greenwich Capital Markets, 1.29%, dated 1/31/2003, maturing 2/3/2003, maturity value $90,009,675 (2)	90,000,000	90,000,000
Salomon Smith Barney, Inc., 1.30%, dated 1/31/2003, maturing 2/3/2003, maturity value $400,043,333 (3)	400,000,000	400,000,000
Societe Generale, 1.28%, dated 1/31/2003, maturing 2/3/2003, maturity value $198,338,440 (4)	198,317,286	198,317,286
Warburg Dillon Reed, LLC, 1.30%, dated 1/31/2003, maturing 2/3/2003, maturity value $400,043,333 (5)	400,000,000	400,000,000
Total Repurchase Agreements		1,648,317,286
Total Investments (cost $4,408,803,558) 99.9%		4,408,803,558
Other Assets and Liabilities 0.1%		4,874,506
Net Assets 100.0%		$ 4,413,678,064
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

*	Collateralized by:
	(1)	$599,715,977 GNMA, 0.00% to 7.50%, 01/15/2018 to 01/15/2033, value including accrued interest is $571,200,000.
	(2)	$89,615,000 U.S. Treasury Notes, 2.875% to 3.25%, 05/31/2004 to 06/30/2004, value including accrued interest is $91,800,774.
	(3)	$976,014,205 GNMA, 4.50% to 8.80%, 06/15/2028 to 10/15/2032, value including accrued interest is $408,000,000.
	(4)	$33,010,000 U.S. Treasury Notes, 3.625% to 5.50%, 08/31/2003 to 05/15/2009, value including accrued interest is $34,902,281; $5,000 U.S. Treasury Bonds, 8.50%, 02/15/2020, value including accrued interest is $7,323, $251,450,000 U.S. Treasury STRIPS, 0.00%, 05/15/2012, value is $168,929,139.
	(5)	$397,330,000 FNMA, 5.50%, 12/01/2022, value including accrued interest is $408,004,462.
**	Variable rate repurchase agreement with rates which resets daily. The rate shown represents an average of the daily rates over the term of the agreement.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IBRD	International Bank for Reconstruction and Development
MTN	Medium Term Note
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

Assets
Investments in securities	$ 2,760,486,272
Investments in repurchase agreements	1,648,317,286

Investments at amortized cost	4,408,803,558
Receivable for Fund shares sold	798,755
Interest receivable	5,896,933
Receivable from distributor	594,523
Prepaid expenses and other assets	90,577

Total assets	4,416,184,346

Liabilities
Dividends payable	214,170
Payable for Fund shares redeemed	1,760,572
Advisory fee payable	144,428
Due to other related parties	21,339
Accrued expenses and other liabilities	365,773

Total liabilities	2,506,282

Net assets	$ 4,413,678,064

Net assets represented by
Paid-in capital	$ 4,413,580,667
Undistributed net investment income	97,397

Total net assets	$ 4,413,678,064

Net assets consists of
Class A	$ 3,979,855,628
Class B	537,720
Class C	1,450,559
Class S	1,015
Class S1	431,731,076
Class I	102,066

Total net assets	$ 4,413,678,064

Shares outstanding
Class A	3,979,773,831
Class B	537,713
Class C	1,450,507
Class S	1,016
Class S1	431,715,549
Class I	102,050

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 1.01
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2003

Investment income
Interest	$ 81,273,761

Expenses
Advisory fee	17,306,253
Distribution Plan expenses
Class A	11,698,065
Class B	2,727
Class C	5,223
Class S	7
Class S1	2,558,009
Administrative services fees	2,573,728
Transfer agent fee	10,357,583
Trustees’ fees and expenses	102,811
Printing and postage expenses	99,071
Custodian fee	858,998
Registration and filing fees	274,268
Professional fees	51,047
Other	397,275

Total expenses	46,285,065
Less: Expense reductions	(22,362)
Expense reimbursements	(8,101,848)

Net expenses	38,160,855

Net investment income	43,112,906

Net realized gains on securities	90,498

Net increase in net assets resulting from operations	$ 43,203,404

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2003		2002 (a)

Operations
Net investment income		$ 43,112,906		$ 23,920,347
Net realized gains on securities		90,498		10,224

Net increase in net assets resulting from operations		43,203,404		23,930,571

Distributions to shareholders from
Net investment income
Class A		(38,936,088)		(22,224,262)
Class B		(414)		(195)
Class C		(611)		(19)
Class S		(5)		(11)
Class S1		(4,153,138)		(1,721,203)
Class I		(603)		(29)

Total distributions to shareholders		(43,090,859)		(23,945,719)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	16,654,083,708	16,654,083,709	10,312,895,765	10,312,895,765
Class B	1,198,888	1,198,888	173,661	173,661
Class C	9,341,158	9,341,157	29,281	29,281
Class S	0	0	1,000	1,000
Class S1	431,324,725	431,324,725	440,640,435	440,640,435
Class I	1,642,223	1,642,224	2,964	2,964

		17,097,590,703		10,753,743,106

Net asset value of shares issued in reinvestment of distributions
Class A	38,909,053	38,909,053	22,201,927	22,201,927
Class B	226	226	67	67
Class C	526	526	19	19
Class S	5	5	11	11
Class S1	0	0	73,280	73,280
Class I	165	165	29	29

		38,909,975		22,275,333

Automatic conversion of Class B shares to Class A shares
Class A	9,833	9,833	0	0
Class B	(9,833)	(9,833)	0	0

		0		0

Payment for shares redeemed
Class A	(16,487,407,304)	(16,487,407,304)	(6,560,919,151)	(6,560,919,151)
Class B	(715,946)	(715,946)	(109,350)	(109,350)
Class C	(7,920,477)	(7,920,477)	0	0
Class S1	(389,993,403)	(389,993,403)	(50,329,488)	(50,329,488)
Class I	(1,543,129)	(1,543,129)	(202)	(202)

		(16,887,580,259)		(6,611,358,191)

Net increase in net assets resulting from capital share transactions		248,920,419		4,164,660,248

Total increase in net assets		249,032,964		4,164,645,100
Net assets
Beginning of period		4,164,645,100		0

End of period		$ 4,413,678,064		$ 4,164,645,100

Undistributed (overdistributed) net investment income		$ 97,397		$ (15,148)

(a) For the period from June 26, 2001 (commencement of operations), to January 31, 2002.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional (“Class I”) shares. Class A, S and S1 shares are sold at net asset value without a front-end sales charge or a contingent deferred sales charge, but pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Classes A, S and S1. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or expense reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. Total amounts subject to recoupment as of year ended January 31, 2003 were $692,425.

During the year ended January 31, 2003, the amount of expenses for distribution fees reimbursed by the investment advisor and the impact on the expense ratio of each class represented as a percentage of average daily net assets was as follows:

	Expenses	% of Average Daily
Class	reimbursed	Net Assets of Class

A	$ 6,227,879	0.16%
C	1,329	0.26%
S	532	0.20%
S1	1,872,109	0.44%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.06% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

On January 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2003, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $97,397.

The tax character of distributions paid for the year ended January 31, 2003 was $43,090,859 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $22,362, which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the

NOTES TO FINANCIAL STATEMENTS continued

deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. IN-KIND TRANSACTIONS

Effective on the close of business on September 21, 2001, the Fund acquired assets through in-kind transactions. These transactions transferred the underlying securities and net cash balances of the Evergreen Reserve U.S. Government Money Market Fund and Evergreen CRT U.S. Government Money Market Fund to the Fund. In each transaction, shareholders redeemed out of one fund and purchased shares in another fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

Class A	Class S1	Amortized	Fund Assets
Shares Issued	Shares Issued	Cost	Liquidated

Evergreen Reserve
U.S. Government
Money Market
--	142,697,475	$ 141,335,447	Fund

Evergreen CRT U.S.
Government
Money Market
4,236,815,719	--	$ 4,210,792,202	Fund

The amount of shares issued by the Fund assets liquidated are reflected in the proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2002.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended January 31, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a portfolio of Evergreen Money Market Trust, as of January 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund, as of January 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 7, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of January 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

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Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034